Revenue Recognition (Details 1) $ in Thousands	Jun. 30, 2018 USD ($)
Revenue Recognition
Trade receivables	$ 75,584
Accrued revenues (short and long-term contract assets)	13,529
Deferred revenues (short-term contract liabilities)	$ 9,082